                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-249

Exact name of registrant as specified in charter:

Delaware Group Equity Funds I

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2003

Item 1.  Reports to Stockholders



                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)

BLEND

Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE BALANCED FUND




[Graphic Omitted: Logo]  POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

-----------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                     1

  Statement of Assets and Liabilities         7

  Statement of Operations                     8

  Statements of Changes in Net Assets         9

  Financial Highlights                       10

  Notes to Financial Statements              14
-----------------------------------------------






Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                             Delaware Balanced Fund
   OF NET ASSETS                                      April 30, 2003 (Unaudited)

                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Common Stock - 58.69%
--------------------------------------------------------------------------------
Aerospace & Defense - 1.07%
   Boeing                                              38,500     $ 1,050,280
   Honeywell International                             91,600       2,161,760
                                                                  -----------
                                                                    3,212,040
                                                                  -----------
Automobiles & Automotive Parts - 0.62%
   General Motors                                      52,200       1,881,810
                                                                  -----------
                                                                    1,881,810
                                                                  -----------
Banking & Finance - 8.14%
   Bank of America                                     36,100       2,673,204
   Bank of New York                                    72,100       1,907,045
   Charter One Financial                               42,400       1,231,720
   Citigroup                                           59,166       2,322,266
   Comerica                                            35,500       1,544,605
   FleetBoston Financial                               57,700       1,530,204
   Goldman Sachs Group                                 36,500       2,770,349
   J.P. Morgan Chase                                   89,850       2,637,098
   MBNA                                               105,300       1,990,170
   Mellon Financial                                    72,900       1,928,205
   Merrill Lynch & Company                             13,300         545,965
   Morgan Stanley Dean Witter                          32,200       1,440,950
   U.S. Bancorp                                        67,900       1,503,985
   Wachovia                                            13,400         512,014
                                                                  -----------
                                                                   24,537,780
                                                                  -----------
Basic Industry/Capital Goods - 3.10%
   Dow Chemical                                        46,600       1,521,024
   General Electric                                    66,950       1,971,678
   Kimberly-Clark                                      37,000       1,841,490
   Newell Rubbermaid                                   80,400       2,450,592
   Northrop                                            17,600       1,547,920
                                                                  -----------
                                                                    9,332,704
                                                                  -----------
Buildings & Materials - 0.53%
   Masco                                               75,900       1,599,213
                                                                  -----------
                                                                    1,599,213
                                                                  -----------
Business Services - 0.85%
 *+Cendant                                            179,200       2,558,976
                                                                  -----------
                                                                    2,558,976
                                                                  -----------
Business Services/Other - 0.50%
   United Parcel Service Class B                       24,100       1,497,092
                                                                  -----------
                                                                    1,497,092
                                                                  -----------
Cable, Media & Publishing - 3.85%
  +Clear Channel Communications                        85,500       3,343,905
   Gannett                                             12,500         946,500
  +Lin TV                                              29,300         700,563
   Moody's Investors Services                          30,600       1,477,674
   Tribune                                             27,100       1,327,358
  +Viacom Class B                                      87,700       3,807,057
                                                                  -----------
                                                                   11,603,057
                                                                  -----------
                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Chemicals - 0.80%
   Air Products & Chemicals                            22,200     $   956,154
   du Pont (E.I.) de Nemours                           34,600       1,471,538
                                                                  -----------
                                                                    2,427,692
                                                                  -----------
Computers & Technology - 3.23%
   First Data                                          31,300       1,227,899
   International Business Machines                     19,200       1,630,080
  +Micron Technology                                  158,500       1,347,250
   Microsoft                                          134,300       3,434,051
  +Oracle                                             115,900       1,376,892
  +Veritas Software                                    32,600         717,526
                                                                  -----------
                                                                    9,733,698
                                                                  -----------
Consumer Non-Durable/Retail - 0.31%
   Colgate-Palmolive                                   16,500         943,305
                                                                  -----------
                                                                      943,305
                                                                  -----------
Consumer Products - 0.88%
   Mattel                                              59,100       1,284,834
   Procter & Gamble                                    15,100       1,356,735
                                                                  -----------
                                                                    2,641,569
                                                                  -----------
Consumer Services/Entertainment
   & Leisure - 0.29%
  +Cox Communications Class A                          26,600         880,460
                                                                  -----------
                                                                      880,460
                                                                  -----------
Consumer Services/Restaurants - 0.35%
   Marriott International Class A                      29,900       1,073,709
                                                                  -----------
                                                                    1,073,709
                                                                  -----------
Electronics & Electrical Equipment - 0.95%
   Emerson Electric                                    56,400       2,859,480
                                                                  -----------
                                                                    2,859,480
                                                                  -----------
Energy - 5.02%
   Anadarko Petroleum                                  59,900       2,659,560
   ChevronTexaco                                       30,900       1,940,829
   Exxon Mobil                                         81,800       2,879,360
   Halliburton                                         39,700         849,977
   Kerr-McGee                                          32,700       1,376,997
   Schlumberger Limited                                84,600       3,547,278
  +Transocean Sedco Forex                              97,900       1,864,995
                                                                  -----------
                                                                   15,118,996
                                                                  -----------
Food, Beverage & Tobacco - 1.34%
   Anheuser Busch                                      27,400       1,366,712
   General Mills                                       27,200       1,226,992
   PepsiCo                                             33,300       1,441,224
                                                                  -----------
                                                                    4,034,928
                                                                  -----------

Statement                                                 Delaware Balanced Fund
   OF NET ASSETS (CONTINUED)

                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Healthcare & Pharmaceuticals - 7.11%
   Abbott Laboratories                                 66,500    $  2,701,895
  +Amgen                                               41,000       2,513,710
   Bristol-Myers Squibb                                68,300       1,744,382
   HCA                                                 61,000       1,958,100
   Johnson & Johnson                                   24,500       1,380,820
   Medtronic                                           36,900       1,761,606
   Merck & Company                                     19,500       1,134,510
   Pfizer                                             136,000       4,182,000
  +Wellpoint Health Networks                           16,900       1,283,386
   Wyeth                                               63,500       2,764,155
                                                                 ------------
                                                                   21,424,564
                                                                 ------------
Hotels/Diversified Reits - 0.49%
   Starwood Hotels & Resorts Worldwide                 54,700       1,468,148
                                                                 ------------
                                                                    1,468,148
                                                                 ------------
Industrial Machinery - 0.60%
   Caterpillar                                         34,200       1,798,920
                                                                 ------------
                                                                    1,798,920
                                                                 ------------
Insurance - 4.78%
   Allstate                                            33,000       1,247,070
   Chubb                                               32,700       1,729,503
   Marsh & McLennan                                    24,200       1,153,856
   MGIC Investment                                     41,900       1,904,774
   SAFECO                                              66,000       2,541,660
   Travelers Property & Casualty Class A               79,200       1,285,416
   XL Capital Class A                                  55,200       4,542,960
                                                                 ------------
                                                                   14,405,239
                                                                 ------------
Leisure, Lodging & Entertainment - 1.12%
  *Carnival Cruise Lines                               58,000       1,600,220
   Walt Disney                                         94,600       1,765,236
                                                                 ------------
                                                                    3,365,456
                                                                 ------------
Metals & Mining - 0.55%
   Alcoa                                               72,100       1,653,253
                                                                 ------------
                                                                    1,653,253
                                                                 ------------
Paper & Forest Products - 0.65%
   International Paper                                 54,600       1,951,950
                                                                 ------------
                                                                    1,951,950
                                                                 ------------
Retail - 4.63%
  +Federated Department Stores                         60,100       1,840,262
   Gap                                                 78,100       1,298,803
  +Kohl's                                              49,400       2,805,920
   Limited                                            125,200       1,820,408
   Lowe's Companies                                    34,300       1,505,427
  +Office Depot                                        79,500       1,006,470
  +Staples                                             73,300       1,395,632
   Wal-Mart Stores                                     40,300       2,269,696
                                                                 ------------
                                                                   13,942,618
                                                                 ------------

                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Technology/Communications - 1.63%
  +Cisco Systems                                      200,400    $  3,014,016
   Linear Technology                                   54,800       1,888,956
                                                                 ------------
                                                                    4,902,972
                                                                 ------------
Technology/Hardware - 3.25%
  +Analog Devices                                      61,200       2,026,944
  +Applied Materials                                  108,600       1,585,560
   Intel                                              130,600       2,403,040
   Texas Instruments                                   98,900       1,828,661
  +Xilinx                                              72,600       1,965,282
                                                                 ------------
                                                                    9,809,487
                                                                 ------------
Telecommunications - 1.54%
  +Comcast - Special Class A                           27,200         817,632
   SBC Communications                                 100,600       2,350,016
   Verizon Communications                              39,500       1,476,510
                                                                 ------------
                                                                    4,644,158
                                                                 ------------
Utilities - 0.51%
   Dominion Resources                                  25,900       1,532,762
                                                                 ------------
                                                                    1,532,762
                                                                 ------------
Total Common Stock
   (cost $173,265,480)                                            176,836,036
                                                                 ------------
                                                      Number of
                                                        Units
--------------------------------------------------------------------------------
Preferred Stock - 0.30%
--------------------------------------------------------------------------------
   #Centaur Funding 9.08% 144A                            765         894,333
                                                                 ------------
   Total Preferred Stock (cost $773,223)                              894,333
                                                                 ------------
                                                      Principal
                                                       Amount
--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 1.76%
--------------------------------------------------------------------------------
 ++Fannie Mae Interest Only Strip
      Series 02-16 IG 6.00% 3/25/15                $1,233,843          59,709
   Fannie Mae Series 02-70 QD
      5.50% 6/25/26                                   535,000         555,480
   Freddie Mac
      Series 02 Class NJ 6.50% 11/15/29             1,300,000       1,323,094
      Series 03 CW 8.50% 11/15/24                      81,929          81,894
      Series 03-W1 1A1 6.50% 12/25/42                 848,193         903,328
      Freddie Mac Structured Pass Through
      Securities Series T-11 A6
      6.50% 9/25/18                                   567,875         575,863
   GMNA
      Series 98-9 B 6.85% 12/20/25                    733,035         734,443
      Series 02-61 BA 4.648% 3/16/26                  355,000         362,975
      Series 02 62 B 4.763% 1/16/25                   355,000         368,818
      Series 03-5 B 4.486% 10/16/25                   335,000         341,822
                                                                   ----------
Total Agency Collateralized Mortgage
   Obligations (cost $5,416,919)                                    5,307,426
                                                                   ----------

Statement                                                 Delaware Balanced Fund
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 11.64%
--------------------------------------------------------------------------------
   Fannie Mae
      4.50% 6/1/18 TBA                            $ 1,165,000     $ 1,174,830
      5.00% 5/1/17 TBA                              3,230,000       3,329,928
      5.50% 5/25/14 TBA                             1,300,000       1,352,000
      5.50% 7/3/33 TBA                              5,775,000       5,886,892
      6.00% 4/1/17 to 6/1/17                          996,831       1,045,115
      6.00% 8/25/30 TBA                             4,630,000       4,794,944
      6.50% 5/1/16 TBA                                580,000         614,256
      6.50% 5/1/31 TBA                                625,000         653,125
      6.50% 7/1/32                                    473,746         495,064
      7.50% 2/1/30 to 6/1/31                        1,140,404       1,216,024
   Freddie Mac
      5.50% 8/1/33 TBA                              2,310,000       2,354,034
      6.00% 7/1/33 TBA                                865,000         895,275
      6.50% 3/1/30 TBA                              7,265,000       7,587,385
      7.00% 7/1/32                                    445,833         470,493
      8.50% 4/1/09                                        121             130
   GNMA
      6.50% 9/15/28 to 9/15/32                      2,897,076       3,047,626
      7.50% 9/15/31                                   159,444         170,256
                                                                  -----------
Total Agency Mortgage-Backed Securities
   (cost $34,844,703)                                              35,087,377
                                                                  -----------
--------------------------------------------------------------------------------
Agency Obligations - 1.90%
--------------------------------------------------------------------------------
   Fannie Mae
     *3.25% 11/15/07                                1,720,000       1,749,071
     *3.50% 1/28/08                                   720,000         733,085
     *4.375% 10/15/06                               1,245,000       1,328,427
     *4.375% 3/15/13                                  670,000         678,028
  *Federal Home Loan Bank
      3.875% 2/12/10                                1,220,000       1,237,394
                                                                    ---------
Total Agency Obligations
   (cost $5,648,093)                                                5,726,005
                                                                    ---------
--------------------------------------------------------------------------------
Asset-Backed Securities - 2.00%
--------------------------------------------------------------------------------
   Freddie Mac Structure Pass Through
      Securities Series T-50 A3
      2.182% 9/27/07                                  430,000         430,605
   GSAMP
      Series 02-HE2N 8.25% 10/20/32                   361,538         360,861
      Series 02-WFN 8.25% 10/20/32                    205,411         203,742
   MBNA Credit Card Master Note Trust
     *Series 01-A1 A1 5.75% 10/15/08                1,100,000       1,203,325
      Series 01-C3 C3 6.55% 12/15/08                  415,000         448,375
   SLMA Student Loan Trust
      Series 97-1 A2 1.732% 1/25/10                   978,031         983,870
      Series 97-4 A2 1.912% 10/25/10                2,125,583       2,147,403
  Sharp Series 02-HE2N N
      9.50% 10/25/32                                  235,637         235,047
                                                                    ---------
Total Asset Backed Securities
   (cost $5,933,768)                                                6,013,228
                                                                    ---------

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 3.59%
--------------------------------------------------------------------------------
   Bank of America Mortgage Securities
      Series 03-D 1A1 3.428% 5/25/33              $   330,000     $   335,878
      Series 03-D 1A2 3.428% 5/25/33                  120,000         118,500
   Cendant Mortgage Series 02-4 A6
      6.50% 7/25/32                                   559,418         576,604
   Chase Commercial Mortgage Securities
      Series 96-2C 6.90% 11/19/06                   1,768,625       1,989,948
   Commercial Mortgage Series 00-C1 A1
      7.206% 9/15/08                                2,723,925       3,034,839
   CountryWide Mortgage Backed Securities
      Series 93-E B2 6.50% 1/25/24                    117,231         118,533
   CountryWide Alternative Loan Trust
      Series 02-7 CB11 6.75% 8/25/32                  586,343         600,604
   Credit Suisse First Boston Securities
      Series 02-10 2A1 7.50% 5/25/32                  488,125         516,043
      Series 02-34 1A1 7.50% 12/25/32                 797,620         843,961
      Series 03-8 5A1 6.50% 4/25/33                 1,196,187       1,232,287
   Impac Secured Assets Community
      Owner Trust Series 01-4 A3
      6.38% 4/25/24                                    79,905          80,165
   Washington Mutual
      Series 03-AR4 A7 3.95% 5/25/33                  615,180         618,640
      Series 03-S1 A1 5.00% 4/25/33                   734,059         756,999
                                                                  -----------
Total Commercial Mortgage-Backed
   Securities (cost $10,304,694)                                   10,823,001
                                                                  -----------
--------------------------------------------------------------------------------
Corporate Bonds - 9.51%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.17%
   Ford Motor 7.45% 7/16/31                           575,000         513,163
                                                                  -----------
                                                                      513,163
                                                                  -----------
Banking & Finance - 2.78%
   Bank of Hawaii 6.875% 6/1/03                       700,000         702,867
   Bear Stearns Company 4.00% 1/31/08                 375,000         385,708
   Citigroup
      5.625% 8/27/12                                  170,000         183,809
      5.875% 2/22/33                                  295,000         303,834
   Credit Suisse First Boston USA
      4.625% 1/15/08                                  300,000         314,845
 *#ERAC USA Finance 144A
      7.35% 6/15/08                                   560,000         635,636
   Ford Motor Credit
      5.80% 1/12/09                                   250,000         238,254
      *7.25% 10/25/11                                 130,000         130,529
   Franklin Reserve 3.70% 4/15/08                     230,000         230,788
  *General Electric Capital 5.45% 1/15/13             325,000         345,829
   General Motors Acceptance
     *6.75% 1/15/06                                   270,000         284,887
      6.875% 9/15/11                                   80,000          81,664
     *7.00% 2/1/12                                    75,000          76,969
      8.00% 11/1/31                                   315,000         329,027
   Goldman Sachs
      5.25% 4/1/13                                    270,000         278,362
      6.125% 2/15/33                                  255,000         264,621

Statement                                                 Delaware Balanced Fund
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Banking & Finance (continued)
  #ING Bank 144A 5.125% 5/1/15                     $  570,000      $  582,785
   International Lease Finance
      5.875% 5/1/13                                   255,000         259,228
   Merrill Lynch 3.70% 4/21/08                        165,000         166,540
   Morgan Stanley 5.30% 3/1/13                        605,000         629,130
   National Rural Utilities 3.875% 2/15/08            335,000         341,285
  #Nordea Bank Sweden 144A
      5.25% 11/30/12                                  290,000         303,809
   PHH 7.125% 3/1/13                                   75,000          81,313
   Popular NA 4.25% 4/1/08                            220,000         225,471
   Regions Financial 6.375% 5/15/12                   410,000         465,317
   Stilwell Financial 7.00% 11/1/06                   235,000         256,988
   Wells Fargo 3.50% 4/4/08                           120,000         121,299
  #Wilmington Trust 144A 4.875% 4/15/13               160,000         160,612
                                                                   ----------
                                                                    8,381,406
                                                                   ----------
Basic Industry/Capital Goods - 0.04%
   Johnson Controls 5.00% 11/15/06                    100,000         106,382
                                                                   ----------
                                                                      106,382
                                                                   ----------
Building & Materials - 0.28%
   Valspar 6.00% 5/1/07                               500,000         536,625
   York International 6.625% 8/15/06                  290,000         310,888
                                                                   ----------
                                                                      847,513
                                                                   ----------
Business Services - 0.11%
  *Cendant 7.375% 1/15/13                             310,000         346,318
                                                                   ----------
                                                                      346,318
                                                                   ----------
Cable, Media & Publishing - 0.74%
   AOL Time Warner 7.70% 5/1/32                       240,000         268,247
  *Liberty Media 8.25% 2/1/30                         510,000         583,241
   Thomson Multimedia 5.75% 2/1/08                    525,000         580,049
   USA Interactive 7.00% 1/15/13                      325,000         357,733
   USA Networks 6.75% 11/15/05                        415,000         439,400
                                                                   ----------
                                                                    2,228,670
                                                                   ----------
Consumer Products - 0.14%
  #Fortune Brands 144A 7.125% 11/1/04                 395,000         426,639
                                                                   ----------
                                                                      426,639
                                                                   ----------
Energy - 0.75%
  *Amerada Hess 7.30% 8/15/31                         215,000         241,490
  *#Enterprise Products 144A
      6.875% 3/1/33                                   305,000         326,036
  #Globalsantafe 144A 5.00% 2/15/13                  380,000         382,101
  #Kern River Funding 144A
      4.893% 4/30/18                                  250,000         249,685
   Kinder Morgan Energy 8.00% 3/15/05                 235,000         259,768
   Sempra Energy 6.80% 7/1/04                         170,000         178,843
   Transocean Sedco Forex 6.75% 4/15/05               260,000         281,591
   Valero Energy 6.125% 4/15/07                        70,000          74,791
   #Valero Logistics 144A 6.05% 3/15/13               245,000         257,274
                                                                   ----------
                                                                    2,251,579
                                                                   ----------

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco - 0.37%
   Diageo Capital 3.375% 3/20/08                   $   75,000      $   75,214
   Kraft Foods 6.25% 6/1/12                           205,000         223,732
   UST 8.80% 3/15/05                                  375,000         413,574
  #UST 144A 6.625% 7/15/12                            355,000         401,969
                                                                   ----------
                                                                    1,114,489
                                                                   ----------
Insurance - 0.54%
  #AON 144A 7.375% 12/14/12                           280,000         319,091
  #Asif Global Financing Xix 144A 4.90% 1/17/13       255,000         260,751
  #Farmers Insurance 144A 8.625% 5/1/24               335,000         295,592
   Prudential Financial 3.75% 5/1/08                  215,000         215,727
  #Zurich Capital Trust 144A 8.376% 6/1/37            560,000         549,321
                                                                   ----------
                                                                    1,640,482
                                                                   ----------
Leisure, Lodging & Entertainment - 0.23%
   Wendy's International 6.25% 11/15/11               630,000         691,685
                                                                   ----------
                                                                      691,685
                                                                   ----------
Metals & Mining - 0.29%
   Great Central Minnesota 8.875% 4/1/08              870,000         526,350
  #Placer Dome 144A 6.375% 3/1/33                     325,000         332,742
                                                                   ----------
                                                                      859,092
                                                                   ----------
Retail - 0.15%
   Lowes Companies 7.50% 12/15/05                     405,000         459,673
                                                                   ----------
                                                                      459,673
                                                                   ----------
Telecommunications - 1.19%
   AT&T 6.50% 11/15/06                                235,000         252,237
  *Citizens Communications 6.375% 8/15/04             455,000         476,598
  *Comcast 7.05% 3/15/33                              255,000         277,718
   France Telecom 10.00% 3/1/31                       295,000         393,721
  *Singtel 6.375% 12/1/11                             380,000         422,769
  #Singtel 144A 7.375% 12/1/31                        395,000         465,913
   Sprint Capital Corporate 6.375% 5/1/09             135,000         138,375
   Time Warner 8.18% 8/15/07                          295,000         336,317
   Verizon VA 4.625% 3/15/13                          470,000         468,025
  *Verizon Wireless 5.375% 12/15/06                   320,000         345,179
                                                                   ----------
                                                                    3,576,852
                                                                   ----------
Transportation & Shipping - 0.04%
   American Airlines 6.817% 5/23/11                   180,000         129,232
                                                                   ----------
                                                                      129,232
                                                                   ----------
Utilities - 1.69%
   Avista 7.75% 1/1/07                                630,000         696,777
   Carolina P&L 6.50% 7/15/12                         195,000         221,177
   Consumers Energy 6.00% 3/15/05                     370,000         395,900
   Detroit Edison 5.05% 10/1/05                       170,000         181,169
  *Duke Capital 7.50% 10/1/09                         215,000         239,544
   FPL Group Capital 3.25% 4/11/06                    380,000         384,618
   Great Lakes Power 9.00% 8/1/04                     255,000         268,520

Statement                                                 Delaware Balanced Fund
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Utilities (continued)
   Marathon Oil
      9.125% 1/15/13                              $   310,000     $   399,084
      9.625% 8/15/03                                    5,000           5,104
  *Nabors Industries 5.375% 8/15/12                   480,000         504,654
   North Border Pipeline 6.25% 5/1/07                 335,000         361,958
   Peco Energy 3.50% 5/1/08                           360,000         363,842
  #PSEG Energy Holdings 144A
   7.75% 4/16/07                                      420,000         440,397
   Southern Capital 5.30% 2/1/07                      240,000         255,793
  #TXU Energy 144A 7.00% 3/15/13                      330,000         365,194
                                                                  -----------
                                                                    5,083,731
                                                                  -----------
Total Corporate Bonds
   (cost $27,277,035)                                              28,656,906
                                                                  -----------
Municipal Bonds - 0.14%
   Forsyth Montana Pollution Control Revenue
      5.20% 5/1/33                                    155,000         157,716
   Long Island Power Authority Series A
      5.00% 6/1/08                                    250,000         270,535
                                                                  -----------
Total Municipal Bonds (cost $423,401)                                 428,251
                                                                  -----------
Sovereign Debt - 0.31%
  *Mexican United States 7.50% 4/8/33                 900,000         940,500
                                                                  -----------
Total Sovereign Debt
   (cost $892,826)                                                    940,500
                                                                  -----------
U.S. Treasury Obligations - 4.74%
   U.S. Treasury Bond
      1.50% 2/28/05                                   200,000         200,328
     *5.375% 2/15/31                                5,310,000       5,795,786
    **8.875% 8/15/17                                  315,000         462,976
   U.S. Treasury Inflation Index
      3.00% 7/15/12                                 1,425,693       1,540,934
    **3.375% 4/15/32                                  634,403         732,154
      3.625% 1/15/08                                  249,339         277,450
   U.S. Treasury Notes
     *3.00% 2/15/08                                   325,000         328,453
     *3.875% 2/15/13                                3,920,000       3,926,433
   U.S. Treasury Strip - Tiger
      3.515% 11/15/09                               1,295,000       1,017,000
                                                                  -----------
Total U.S. Treasury Obligations
   (cost $13,678,848)                                              14,281,514
                                                                  -----------

                                                     Principal       Market
                                                       Amount        Value
--------------------------------------------------------------------------------
Repurchase Agreements - 14.28%
--------------------------------------------------------------------------------
   With BNP Paribas 1.26% 5/1/03
      (dated 4/30/03, collateralized
      by $16,491,000 U.S. Treasury
      Bills due 5/8/03, market
      value $16,487,914)                          $16,164,000     $16,164,000
   With J.P. Morgan Securities 1.20%
      5/1/03 (dated 4/30/03,
      collateralized by $10,940,000
      U.S. Treasury Bills due 5/22/03,
      market value $10,932,202)                    10,688,000      10,688,000
   With UBS Warburg 1.25% 5/1/03
      (dated 4/30/03, collateralized by
      $16,264,000 U.S. Treasury Notes
      3.625% due 8/31/03, market
      value $16,491,068)                           16,164,000      16,164,000
                                                                 ------------
Total Repurchase Agreements
      (cost $43,016,000)                                           43,016,000
                                                                 ------------

Total Market Value of Securities - 108.86%
   (cost $321,474,990)                                            328,010,577
Short Term Investments Held as Collateral
   for Loaned Securities - 4.86%
   (cost $14,641,996)##                                            14,641,996
Obligation to Return Securities Lending
   Collateral - (4.86%)##                                         (14,641,966)
Liabilities Net of Receivables and Other
   Assets - (8.86%)***                                            (26,708,445)
                                                                 ------------
Net Assets Applicable to 21,624,373 Shares
   Outstanding - 100.00%                                         $301,302,132
                                                                 ============

Net Asset Value - Delaware Balanced Fund
   Class A ($249,771,206 / 17,928,193 Shares)                          $13.93
                                                                       ------
Net Asset Value - Delaware Balanced Fund
   Class B ($30,103,898 / 2,159,074 Shares)                            $13.94
                                                                       ------
Net Asset Value - Delaware Balanced Fund
   Class C ($7,108,068 / 510,331 Shares)                               $13.93
                                                                       ------
Net Asset Value - Delaware Balanced Fund
   Institutional Class
   ($14,318,960 / 1,026,775 Shares)                                    $13.95
                                                                       ------

Statement                                                 Delaware Balanced Fund
   OF NET ASSETS (CONTINUED)

Components of Net Assets at April 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                            $384,755,089
Undistributed net investment income                                   414,885
Accumulated net realized loss on investments                      (90,626,260)
Net unrealized appreciation of investments                          6,758,418
                                                                 ------------
Total net assets                                                 $301,302,132
                                                                 ============

  *Fully or partially on loan.
 **Fully or partially pledged as collateral for financial futures contracts and options written.
***Of the amount $52,608,566 represents payables for securities purchased as of April 30, 2003.
  #144A - Securities exempt from registration under Rule 144A of the Securities
   Act of 1933. See Note 11 in "Notes to Financial Statements."
 ##See Note 10 in "Notes to Financial Statements."
  +Non-income producing security for the six months ended April 30, 2003. ++Interest only.
  ^Zero coupon bond as of April 30, 2003. The interest rate shown is the yield at time of purchase.

Summary of Abbreviations:
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA  - To be announced

Net Asset Value and Offering Price per Share -
  Delaware Balanced Fund
Net asset value Class A (A)                                            $13.93
Sales charge (5.75% of offering price or 6.10%
   of the amount Invested per share) (B)                                 0.85
                                                                       ------
Offering price                                                         $14.78
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                             Delaware Balanced Fund
   OF ASSETS AND LIABILITIES                          April 30, 2003 (Unaudited)

Assets:
   Investments at market (cost $321,474,990)                     $328,010,577
   Cash                                                               988,693
   Subscriptions receivable                                            51,999
   Dividends and interest receivable                                1,034,882
   Swap income receivable                                              63,747
   Receivable for securities sold                                  24,323,053
   Futures margin receivable                                            8,645
   Other assets                                                           891
                                                                 ------------
   Total Assets                                                   354,482,487
                                                                 ------------

Liabilities:
   Payable for securities purchased                                52,541,753
   Options written                                                     66,813
   Liquidations payable                                               206,034
   Futures margin payable                                              72,515
   Accrued expenses                                                   293,240
                                                                 ------------
   Total liabilities                                               53,180,355
                                                                 ------------

Total Net Assets                                                 $301,302,132
                                                                 ============

See accompanying notes

Statement                            Delaware Balanced Fund
   OF OPERATIONS                     Six Months Ended April 30, 2003 (Unaudited)

Investment Income:
   Interest                                                                 $  2,485,586
   Dividends                                                                   1,663,094
   Securities lending income                                                      65,356         $  4,214,036
                                                                            ------------         ------------

Expenses:
   Management fees                                                               962,469
   Distribution expenses--Class A                                                337,172
   Distribution expenses--Class B                                                152,316
   Distribution expenses--Class C                                                 34,189
   Dividend disbursing and transfer agent fees and expenses                      456,450
   Accounting and administration expenses                                         68,900
   Reports and statements to shareholders                                         41,700
   Registration fees                                                              24,000
   Professional fees                                                              16,509
   Custodian fees                                                                  8,999
   Trustees' fees                                                                  6,025
   Other                                                                          44,551
                                                                            ------------
                                                                                                    2,153,280
   Less waived distribution expenses-- Class A                                                        (30,000)
   Less expenses paid indirectly                                                                       (4,728)
                                                                                                 ------------
   Total expenses                                                                                   2,118,552
                                                                                                 ------------
Net Investment Income                                                                               2,095,484
                                                                                                 ------------

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
   Investments                                                                                    (11,895,508)
   Swap agreements                                                                                    203,643
   Options written                                                                                    393,685
   Futures contracts                                                                                 (550,280)
                                                                                                 ------------
   Net realized gain (loss)                                                                       (11,848,460)
   Net change in unrealized appreciation/depreciation of investments                               25,095,954
                                                                                                 ------------
Net Realized and Unrealized Gain on Investments                                                    13,247,494
                                                                                                 ------------

Net Increase in Net Assets Resulting from Operations                                             $ 15,342,978
                                                                                                 ============

See accompanying notes

Statements                                                Delaware Balanced Fund
   OF CHANGES IN NET ASSETS

                                                                                              Six Months               Year
                                                                                                 Ended                 Ended
                                                                                                4/30/03               10/31/02
                                                                                              (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                     $   2,095,484         $   5,432,960
   Net realized loss on investments                                                            (11,848,460)          (34,617,579)
   Net change in unrealized appreciation/depreciation of investments                            25,095,954            (2,876,615)
                                                                                             -------------         -------------
   Net increase (decrease) in net assets resulting from operations                              15,342,978           (32,061,234)
                                                                                             -------------         -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                   (3,152,674)           (6,849,009)
      Class B                                                                                     (290,682)             (593,158)
      Class C                                                                                      (65,061)             (116,214)
      Institutional Class                                                                         (179,347)             (490,112)
                                                                                             -------------         -------------
                                                                                                (3,687,764)           (8,048,493)
                                                                                             -------------         -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                    4,544,553            11,082,831
      Class B                                                                                    1,329,620             3,918,822
      Class C                                                                                      720,321             1,655,670
      Institutional Class                                                                        1,559,605             3,770,144

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                    2,301,967             5,025,592
      Class B                                                                                      268,429               549,522
      Class C                                                                                       62,743               112,662
      Institutional Class                                                                          179,344               490,112
                                                                                             -------------         -------------
                                                                                                10,966,582            26,605,355
                                                                                             -------------         -------------
   Cost of shares repurchased:
      Class A                                                                                  (19,842,382)          (50,149,599)
      Class B                                                                                   (4,681,232)          (12,569,041)
      Class C                                                                                     (877,517)           (2,335,265)
      Institutional Class                                                                         (828,508)          (10,102,460)
                                                                                             -------------         -------------
                                                                                               (26,229,639)          (75,156,365)
                                                                                             -------------         -------------
   Decrease in net assets derived from capital share transactions                              (15,263,057)          (48,551,010)
                                                                                             -------------         -------------

   Net Decrease in Net Assets                                                                   (3,607,843)          (88,660,737)

Net Assets:
   Beginning of period                                                                         304,909,975           393,570,712
                                                                                             -------------         -------------
   End of period                                                                             $ 301,302,132         $ 304,909,975
                                                                                             =============         =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Balanced Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                            4/30/03(1)                           Year Ended
                                                           (Unaudited)  10/31/02(2)   10/31/01    10/31/00     10/31/99    10/31/98
Net asset value, beginning of period                          $13.390     $15.100      $18.620     $21.600      $22.970     $22.950

Income (loss) from investment operations:
Net investment income(3)                                        0.100       0.234        0.349       0.403        0.422       0.510
Net realized and unrealized gain (loss) on investments          0.611      (1.609)      (3.451)     (0.617)      (0.257)      2.620
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.711      (1.375)      (3.102)     (0.214)       0.165       3.130
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.171)     (0.335)      (0.418)     (0.213)      (0.495)     (0.510)
Net realized gain on investments                                   --          --           --      (2.553)      (1.040)     (2.600)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.171)     (0.335)      (0.418)     (2.766)      (1.535)     (3.110)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $13.930     $13.390      $15.100     $18.620      $21.600     $22.970
                                                              =======     =======      =======     =======      =======     =======

Total return(4)                                                 5.36%      (9.38%)     (16.88%)     (0.75%)       0.44%      14.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $249,771    $253,089     $319,842    $436,534     $562,975    $610,332
Ratio of expenses to average net assets                         1.35%       1.37%        1.30%       1.31%        1.12%       0.98%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              1.37%       1.37%        1.30%       1.31%        1.12%       0.98%
Ratio of net investment income to average net assets            1.50%       1.54%        2.07%       2.14%        1.85%       2.25%
Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly              1.52%       1.54%        2.07%       2.14%        1.85%       2.25%
Portfolio turnover                                               281%        368%         288%        165%          87%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver of fees by the distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Balanced Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                            4/30/03(1)                           Year Ended
                                                           (Unaudited)  10/31/02(2)   10/31/01    10/31/00     10/31/99    10/31/98
Net asset value, beginning of period                          $13.410     $15.110      $18.600     $21.590      $22.950     $22.880

Income (loss) from investment operations:
Net investment income(3)                                        0.050       0.121        0.223       0.259        0.246       0.337
Net realized and unrealized gain (loss) on investments          0.606      (1.611)      (3.435)     (0.621)      (0.251)      2.608
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.656      (1.490)      (3.212)     (0.362)      (0.005)      2.945
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.126)     (0.210)      (0.278)     (0.075)      (0.315)     (0.275)
Net realized gain on investments                                   --          --           --      (2.553)      (1.040)     (2.600)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.126)     (0.210)      (0.278)     (2.628)      (1.355)     (2.875)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $13.940     $13.410      $15.110     $18.600      $21.590     $22.950
                                                              =======     =======      =======     =======      =======     =======

Total return(4)                                                 4.92%     (10.06%)     (17.47%)     (1.52%)      (0.31%)     13.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $30,104     $32,035      $44,491     $49,353      $67,090     $33,884
Ratio of expenses to average net assets                         2.10%       2.12%        2.05%       2.07%        1.89%       1.77%
Ratio of net investment income to average net assets            0.75%       0.81%        1.32%       1.38%        1.08%       1.46%
Portfolio turnover                                               281%        368%         288%        165%          87%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Balanced Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                            4/30/03(1)                           Year Ended
                                                           (Unaudited)  10/31/02(2)   10/31/01    10/31/00     10/31/99    10/31/98
Net asset value, beginning of period                          $13.400     $15.090      $18.580     $21.570      $22.930     $22.870

Income (loss) from investment operations:
Net investment income(3)                                        0.050       0.121        0.222       0.251        0.246       0.335
Net realized and unrealized gain (loss) on investments          0.606      (1.601)      (3.434)     (0.613)      (0.251)      2.600
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.656      (1.480)      (3.212)     (0.362)      (0.005)      2.935
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.126)     (0.210)      (0.278)     (0.075)      (0.315)     (0.275)
Net realized gain on investments                                   --          --           --      (2.553)      (1.040)     (2.600)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.126)     (0.210)      (0.278)     (2.628)      (1.355)     (2.875)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $13.930     $13.400      $15.090     $18.580      $21.570     $22.930
                                                              =======     =======      =======     =======      =======     =======

Total return(4)                                                 4.93%     (10.01%)     (17.48%)     (1.52%)      (0.31%)     13.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,108      $6,937       $8,418     $10,993      $21,192     $17,730
Ratio of expenses to average net assets                         2.10%       2.12%        2.05%       2.07%        1.89%       1.77%
Ratio of net investment income to average net assets            0.75%       0.81%        1.32%       1.38%        1.08%       1.46%
Portfolio turnover                                               281%        368%         288%        165%          87%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Balanced Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                            4/30/03(1)                           Year Ended
                                                           (Unaudited)  10/31/02(2)   10/31/01    10/31/00     10/31/99    10/31/98
Net asset value, beginning of period                          $13.400     $15.120      $18.640     $21.630      $23.000     $23.000

Income (loss) from investment operations:
Net investment income(3)                                        0.117       0.272        0.391       0.449        0.480       0.585
Net realized and unrealized gain (loss) on investments          0.618      (1.612)      (3.451)     (0.618)      (0.265)      2.595
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.735      (1.340)      (3.060)     (0.169)       0.215       3.180
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.185)     (0.380)      (0.460)     (0.268)      (0.545)     (0.580)
Net realized gain on investments                                   --          --           --      (2.553)      (1.040)     (2.600)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.185)     (0.380)      (0.460)     (2.821)      (1.585)     (3.180)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $13.950     $13.400      $15.120     $18.640      $21.630     $23.000
                                                              =======     =======      =======     =======      =======     =======

Total return(4)                                                 5.53%      (9.16%)     (16.65%)     (0.55%)       0.70%      15.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $14,319     $12,849      $20,820     $25,892      $83,042    $300,656
Ratio of expenses to average net assets                         1.10%       1.12%        1.05%       1.07%        0.89%       0.77%
Ratio of net investment income to average net assets            1.75%       1.81%        2.32%       2.38%        2.08%       2.46%
Portfolio turnover                                               281%        368%         288%        165%          87%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                                 Delaware Balanced Fund
   TO FINANCIAL STATEMENTS                            April 30, 2003 (Unaudited)

Delaware Group Equity Funds I (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Balanced Fund and Delaware Devon Fund. These financial statements and the related notes pertain to Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Prior to November 18, 2002, Class B shares were sold with a contingent deferred sales charge that declined from 5% to zero depending upon the period of time held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income quarterly and from capital gains, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,554 for the period ended April 30, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $1,174. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with
   Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business trust and the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares DDLP has elected to waive its fees through December 31, 2003 in order to prevent distribution fees of Class A shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Institutional Class shares.

Notes
   TO FINANCIAL STATEMENTS (CONTINUED)

   Delaware Balanced Fund


2. Investment Management and Other Transactions with
   Affiliates (continued)
At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                  $12,393
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC             18,096
Other expenses payable to DMC and affiliates               35,084

For the period ended April 30, 2003, DDLP earned $9,387 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $332,601,530 and sales of $351,457,193 of investment securities other than U.S. government securities and short-term cash investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $324,503,513. At April 30, 2003, the net unrealized appreciation was $3,506,964, of which $15,746,374 relate to unrealized appreciation of investments and $12,239,410 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                           Six Months         Year
                              Ended          Ended
                            4/30/03*        10/31/02
                           ----------      ----------
Ordinary income            $3,687,764       $8,048,493

* Tax information for the period ended April 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $384,755,089
Undistributed ordinary income                             414,885
Net realized capital losses on investments            (12,351,947)
Capital loss carryforwards                            (75,086,704)
Unrealized appreciation/depreciation
  of investments                                        3,570,809
                                                     ------------
Net assets                                           $301,302,132
                                                     ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,741,968 expires in 2008, $32,117,872 expires in 2009 and $37,226,864 expires in 2010.

5. Capital Shares
Transactions in capital stock shares were as follows:

                                            Six Months            Year
                                              Ended               Ended
                                             4/30/03             10/31/02

Shares sold:
   Class A                                   338,737              739,010
   Class B                                    98,504              258,212
   Class C                                    53,495              110,061
   Institutional Class                       116,414              250,197

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                   170,479              325,910
   Class B                                    19,858               34,897
   Class C                                     4,648                7,174
   Institutional Class                        13,270               31,689
                                          ----------           ----------
                                             815,405            1,757,150
                                          ----------           ----------
Shares repurchased:
   Class A                                (1,478,384)
   Class B                                  (348,321)            (848,914)
   Class C                                   (65,649)            (157,168)
   Institutional Class                       (61,558)            (700,241)
                                          ----------           ----------
                                          (1,953,912)          (5,050,656)
                                          ----------           ----------
Net decrease                              (1,138,507)          (3,293,506)
                                          ==========           ==========


For the period ended April 30, 2003 and the year ended October 31, 2002, 37,358 Class B shares were converted to 37,367 Class A shares valued at $503,815 and 2,034 Class B shares were converted to 2,034 Class A shares valued at $29,277, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the period.

Notes
   TO FINANCIAL STATEMENTS (CONTINUED)

   Delaware Balanced Fund


7. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker, (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2003 were as follows:

   Contracts             Notional                           Unrealized
   To Buy/(Sell)      Cost (Proceeds)  Expiration Date      Gain (Loss)
   -------------      ---------------  ---------------      -----------

(194) U.S. 10 Year
  Treasury Note
    contracts         $(22,385,912)      June 2003            $51,662

  65 U.S. Long
   Bond Future           7,380,689       June 2003             31,342

  32 90 Day Euro
   Dollar Future         7,904,320     September 2003           1,680

(58) 90 Day Euro
  Dollar Future        (14,299,070)    December 2003          (16,055)

51 90 Day Euro
  Dollar Future         12,413,273     September 2004          67,065

(26) 90 Day Euro
  Dollar Future         (6,259,240)    September 2005         (17,810)
                                                             --------
                                                             $117,884
                                                             ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. Options Written
During the period ended April 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended April 30, 2003 for the Fund were as follows:

                                               Number of
                                               contracts          Premiums
                                               ---------         ---------
Options outstanding at October 31, 2002          (386)           $(237,612)
Options written                                  (556)            (377,409)
Options terminated in closing purchase
  transactions                                    737              507,008
                                                 ----            ---------
Options outstanding at April 30, 2003            (205)           $(108,013)
                                                 ====            ---------
At April 30, 2003 the Fund had the following options written outstanding:

                               Number         Notional         Net
                                 of            Amount        Exercise   Expiration   Appreciation
Description                  Contracts       of Future         Price       Date     (Depreciation)
-----------                  ---------       ---------         -----       ----     --------------
Call Options Written
US Treasury
  10 year future                153        $153,000,000        $116        5/03        $35,626

US Treasury
  10 year future                 26          26,000,000         116        6/03           (666)
                                                                                       -------
                                                                                        34,960
                                                                                       -------
Put Options Written
US Treasury
  10 year future                 26          26,000,000         110        6/03          6,240
                                                                                       -------
Net unrealized
  appreciation                                                                         $41,200
                                                                                       =======

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Notes                                                     Delaware Balanced Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

9. Swap Agreement
During the period ended April 30, 2003, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees.

The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2003, the Fund had the following total return swap agreement outstanding:

                    Expiration                                     Unrealized
Notional Amount        Date             Description                   gain
----------------    ----------          -----------                 ---------
$3,700,000           6/30/03     Agreement with Lehman               $63,747
                                 Brothers Special Financing,
                                 Inc. to receive the notional
                                 amount multiplied by the
                                 return on the Lehman Brothers
                                 Commercial MBS Index AAA
                                 and to pay the notional amount
                                 multiplied by the 1 month
                                 BBA LIBOR adjusted by a spread
                                 of minus 0.40%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

10. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities held outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of securities on loan was $19,853,715.

The securities on loan were collateralized by the following:

Description                                            Market Value
------------                                           ------------
Wachovia Bank N.A. 1.595% 5/8/03                         $432,850
Morgan Stanley Dean Witter 1.41% 6/1/04                   173,140
Canadian Imperial Bank NY 1.4095% 10/9/03                  86,549
Racers Series 2002-35-C 1.6091% 4/15/04                   430,948
Goldman Sachs Group LP 1.515% 7/14/03                     605,990
Merrill Lynch Mortgage Capital 1.515% 5/6/03              432,850
Wilmington Trust Company 1.2599% 7/21/03                  434,184
Fannie Mae 1.2949% 1/29/04                              4,328,337
Barclays London 1.27% 6/17/03                             693,485
BNP Paribas Securities 1.36% 5/1/03                     7,023,663
                                                      -----------
                                                      $14,641,996
                                                      ===========

In addition, the Fund received securities collateral totaling $5,464,806.

11. Credit and Market Risks
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain types of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security.) The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in the prevailing interests rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                         AFFILIATED OFFICERS                          CONTACT INFORMATION

Jude T. Driscoll                          Michael P. Bishof                            Investment Manager
Chairman                                  Senior Vice President and Treasurer          Delaware Management Company
Delaware Investments Family of Funds      Delaware Investments Family of Funds         Philadelphia, PA
Philadelphia, PA                          Philadelphia, PA
                                                                                       International Affiliate
Walter P. Babich                          Richelle S. Maestro                          Delaware International Advisers Ltd.
Board Chairman                            Senior Vice President,                       London, England
Citadel Construction Corporation          General Counsel and Secretary
King of Prussia, PA                       Delaware Investments Family of Funds         National Distributor
                                          Philadelphia, PA                             Delaware Distributors, L.P.
David K. Downes                                                                        Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                   Shareholder Servicing, Dividend
Philadelphia, PA                                                                       Disbursing and Transfer Agent
                                                                                       Delaware Service Company, Inc.
John H. Durham                                                                         2005 Market Street
Private Investor                                                                       Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                       For Shareholders
John A. Fry                                                                            800 523-1918
President
Franklin & Marshall College                                                            For Securities Dealers and Financial
Lancaster, PA                                                                          Institutions Representatives Only
                                                                                       800 362-7500
Anthony D. Knerr
Managing Director                                                                      Web site
Anthony Knerr & Associates                                                             www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN






(7811)                                                        Printed in the USA
SA-002 [4/03] VGR 6/03                                                     J9206

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

BLEND

Semiannual Report 2003
--------------------------------------------------------------------------------
                    DELAWARE DEVON FUND


[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                      1

  Statement of Operations                                      3

  Statements of Changes in Net Assets                          4

  Financial Highlights                                         5

  Notes to Financial Statements                                9
------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                             Delaware Devon Fund
  OF NET ASSETS                                       April 30, 2003 (Unaudited)


                                                         Number of     Market
                                                          Shares        Value
Common Stock- 97.51%
   Aerospace & Defense - 2.50%
        Boeing                                            36,400     $   992,992
        Honeywell International                           30,900         729,240
        United Technologies                               12,800         791,168
                                                                     -----------
                                                                       2,513,400
                                                                     -----------
   Automobiles & Automotive Parts - 1.08%
        General Motors                                    30,100       1,085,105
                                                                     -----------
                                                                       1,085,105
                                                                     -----------
   Banking & Finance - 16.37%
        Bank of America                                   14,445       1,069,652
        Bank of New York                                  46,300       1,224,635
        Charter One Financial                             33,800         981,890
        Citigroup                                         68,512       2,689,095
        Comerica                                          23,600       1,026,836
        Freddie Mac                                       27,900       1,615,410
        Goldman Sachs                                     17,000       1,290,300
        JP Morgan Chase                                   34,590       1,015,217
        MBNA                                              79,100       1,494,990
        Mellon Financial                                  49,800       1,317,210
        US Bancorp                                        77,000       1,705,550
        Wells Fargo                                       21,100       1,018,286
                                                                     -----------
                                                                      16,449,071
                                                                     -----------
   Buildings & Materials - 0.97%
        Fluor                                             28,100         971,417
                                                                     -----------
                                                                         971,417
                                                                     -----------
   Cable, Media & Publishing - 3.27%
       +Comcast - Special Class A                         60,200       1,809,612
       +Viacom - Class B                                  33,963       1,474,334
                                                                     -----------
                                                                       3,283,946
                                                                     -----------
   Chemicals - 1.93%
        DuPont (E.I.) de Nemours                          28,500       1,212,105
        Ecolab                                            14,200         725,478
                                                                     -----------
                                                                       1,937,583
                                                                     -----------
   Computers & Technology - 10.76%
       +Cisco Systems                                    103,400       1,555,136
       +Dell Computer                                     51,100       1,477,301
        First Data                                        31,700       1,243,591
        International Business Machines                   17,700       1,502,730
        Microsoft                                        134,400       3,436,608
       +Oracle                                           133,600       1,587,168
                                                                     -----------
                                                                      10,802,534
                                                                     -----------
   Consumer Products - 3.16%
        3M                                                 8,200       1,033,528
        Kimberly-Clark                                    25,500       1,269,135
        Procter & Gamble                                   9,630         865,256
                                                                     -----------
                                                                       3,167,919
                                                                     -----------
                                                         Number of     Market
                                                          Shares        Value
Common Stock (continued)
   Electronics & Electrical Equipment - 8.91%
        Emerson Electric                                   36,500    $ 1,850,550
        General Electric                                   98,814      2,910,072
        Intel                                             107,500      1,978,000
      *+Teradyne                                           79,800        925,680
        Texas Instruments                                  69,200      1,279,508
                                                                     -----------
                                                                       8,943,810
                                                                     -----------
   Energy - 5.72%
        ChevronTexaco                                      15,300        960,993
        Exxon Mobil                                        61,500      2,164,800
        Kerr - McGee                                       22,000        926,420
       +Noble                                              13,800        427,110
        Tidewater                                          16,000        430,400
        Valero Energy                                      22,600        830,550
                                                                     -----------
                                                                       5,740,273
                                                                     -----------
   Food, Beverage & Tobacco - 4.90%
        Anheuser - Busch                                   27,700      1,381,676
        Coca Cola                                          24,400        985,760
        Kellogg                                            23,800        779,212
        PepsiCo                                            23,700      1,025,736
        Sysco                                              25,900        744,107
                                                                     -----------
                                                                       4,916,491
                                                                     -----------
   Healthcare & Pharmaceuticals - 15.00%
        Abbott Laboratories                                32,700      1,328,601
       +Amgen                                              27,300      1,673,763
        Biomet                                             25,600        779,776
        HCA                                                33,800      1,084,980
        Johnson & Johnson                                  38,900      2,192,404
        Medtronic                                          22,224      1,060,974
        Pfizer                                            140,365      4,316,224
        Wyeth                                              60,200      2,620,506
                                                                     -----------
                                                                      15,057,228
                                                                     -----------
   Insurance - 3.18%
        American International                             28,937      1,676,899
        Chubb                                              14,100        745,749
       *MGIC Investment                                    16,900        768,274
                                                                     -----------
                                                                       3,190,922
                                                                     -----------
   Leisure, Lodging & Entertainment - 2.83%
        Starwood Hotels & Resorts                          42,200      1,132,648
        Worldwide
        Walt Disney                                        91,500      1,707,390
                                                                     -----------
                                                                       2,840,038
                                                                     -----------
   Metals & Mining - 1.80%
        Alcoa                                              42,400        972,232
       *Consol Energy                                      48,300        830,760
                                                                     -----------
                                                                       1,802,992
                                                                     -----------
   Paper & Forest Products - 1.34%
        International Paper                                14,100        504,075
        Weyerhaeuser                                       17,000        843,030
                                                                     -----------
                                                                       1,347,105
                                                                     -----------

Statement                                                    Delaware Devon Fund
  OF NET ASSETS (CONTINUED)

                                                         Number of     Market
                                                          Shares        Value
Common Stock (continued)
   Retail - 8.38%
       +Federated Department Stores                      34,500    $  1,056,390
        Home Depot                                       38,600       1,085,818
       +Kohl's                                           16,900         959,920
        Limited                                         106,400       1,547,056
        Target                                           39,200       1,310,848
        Wal-Mart Stores                                  43,600       2,455,552
                                                                   ------------
                                                                      8,415,584
                                                                   ------------
   Telecommunications - 1.33%
        SBC Communications                               30,392         709,957
        Verizon Communications                           16,700         624,246
                                                                   ------------
                                                                      1,334,203
                                                                   ------------
   Transportation & Shipping - 1.96%
        CSX                                              21,300         681,174
        Southwest Airlines                               80,900       1,291,164
                                                                   ------------
                                                                      1,972,338
                                                                   ------------
   Utilities - 2.12%
        Dominion Resources                               21,200       1,254,616
        Exelon                                           16,500         875,160
                                                                   ------------
                                                                      2,129,776
                                                                   ------------
   Total Common Stock (cost $107,755,820)                            97,901,735
                                                                   ------------
                                                       Principal
                                                        Amount
Repurchase Agreements- 2.43%
   With BNP Paribas 1.26% 5/1/03
      (dated 4/30/03, collateralized
      by $935,800 U.S. Treasury Bills
      due 5/8/03, market value $935,629)               $917,200         917,200
   With J. P. Morgan Securities 1.20%
      5/1/03 (dated 4/30/03, collateralized
      by $620,800 U.S. Treasury Bills due
      5/22/03, market value $620,362)                   606,600         606,600
   With UBS Warburg 1.25% 5/1/03
      (dated 4/30/03, collateralized by
      $922,900 U.S. Treasury Notes 3.625%
      due 8/31/03, market value $935,808                917,200         917,200
                                                                   ------------
Total Repurchase Agreements (cost $2,441,000)                         2,441,000
                                                                   ------------

Total Market Value of Securities - 99.94%
   (cost $110,196,820)                                              100,342,735

Short Term Investments Held
   as Collateral for Loaned Securities - 1.88%
   (cost $1,886,458)**                                                1,886,458

Obligations to Return Securities Lending
   Collateral - (1.88%)**                                            (1,886,458)

Receivables and Other Assets
   Net of Liabilities - 0.06%                                            60,369
                                                                   ------------
Net Assets Applicable to 8,285,645 Shares
   Outstanding - 100.00%                                           $100,403,104
                                                                   ------------

Net Asset Value - Delaware Devon Fund Class A
   ($38,615,611 / 3,133,193 Shares)                                      $12.32
                                                                         ------
Net Asset Value - Delaware Devon Fund Class B
   ($44,472,320 / 3,729,861 Shares)                                      $11.92
                                                                         ------
Net Asset Value - Delaware Devon Fund Class C
   ($9,467,283 / 794,417 Shares)                                         $11.92
                                                                         ------
Net Asset Value - Delaware Devon Fund Institutional Class
   ($7,847,890 / 628,174 Shares)                                         $12.49
                                                                         ------
Components of Net Assets at April 30, 2003:
Shares of beneficial interest (unlimited
   authorization - no par)                                         $177,692,469
Net Investment Income                                                    15,028
Accumulated net realized loss on investments                        (67,450,308)
Net unrealized depreciation of investments                           (9,854,085)
                                                                   ------------
Total net assets                                                   $100,403,104
                                                                   ============

* Security is partially or fully on loan.
+ Non-income producing security for the period ended April 30, 2003.

Net Asset Value and Offering Price per Share -
   Delaware Devon Fund
   Net asset value Class A (A)                                           $12.32
   Sales charge (5.75% of offering price, or 6.09%
     of amount invested per share) (B)                                     0.75
                                                                         ------
   Offering price                                                        $13.07
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
**  See Note 7 in "Notes to Financial Statements."
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                               Delaware Devon Fund
  OF OPERATIONS                         Period Ended April 30, 2003 (Unaudited)

Investment Income:
   Dividends                                                                     $911,920
   Interest                                                                        13,829
   Securities lending income                                                        4,950     $  930,699
                                                                                 --------     ----------

Expenses:
   Management fees                                                                320,124
   Dividend disbursing and transfer agent fees and expenses                       439,300
   Distribution expenses - Class A                                                 56,588
   Distribution expenses - Class B                                                221,802
   Distribution expenses - Class C                                                 46,352
   Reports and statements to shareholders                                          69,000
   Registration fees                                                               41,250
   Accounting and administration fees                                              22,732
   Professional fees                                                               11,250
   Trustees' fees                                                                   4,200
   Custodian fees                                                                   2,850
   Other                                                                           57,646      1,293,094
                                                                                 --------
   Less expenses absorbed or waived                                                             (376,179)
   Less expenses paid indirectly                                                                  (1,244)
                                                                                              ----------
   Total expenses                                                                                915,671
                                                                                              ----------
Net Investment Income                                                                             15,028
                                                                                              ----------

Net Realized and Unrealized Gain(Loss) on Investments:
   Net realized loss on investments                                                           (6,001,536)
   Net change in unrealized appreciation/depreciation of investments                          10,745,833
                                                                                              ----------
Net Realized and Unrealized Gain on Investments                                                4,744,297
                                                                                              ----------

Net Increase in Net Assets Resulting from Operations                                          $4,759,325
                                                                                              ==========

See accompanying notes

Statements                                                   Delaware Devon Fund
  OF CHANGES IN NET ASSETS

                                                                             Siz Months
                                                                               Ended           Year
                                                                              4/30/03          Ended
                                                                            (Unaudited)       10/31/02
Increase (Decrease) in Net Assets from Operations:
   Net investment income (loss)                                            $     15,028    $   (582,850)
   Net realized loss on investments                                          (6,001,536)    (15,129,742)
   Net change in unrealized appreciation/depreciation of investments         10,745,833      (5,120,034)
                                                                           ------------    ------------
   Net increase (decrease) in net assets resulting from operations            4,759,325     (20,832,626)
                                                                           ------------    ------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                  2,309,976       5,040,766
     Class B                                                                  1,097,292       3,749,668
     Class C                                                                    683,308       1,889,169
     Institutional Class                                                        737,120       3,601,510
                                                                           ------------    ------------
                                                                              4,827,696      14,281,113
                                                                           ------------    ------------

   Cost of shares repurchased:
     Class A                                                                 (4,979,631)    (17,020,347)
     Class B                                                                 (5,622,506)    (21,446,988)
     Class C                                                                 (1,228,734)     (4,399,934)
     Institutional Class                                                       (517,782)     (4,675,599)
                                                                           ------------    ------------
                                                                            (12,348,653)    (47,542,868)
                                                                           ------------    ------------
Decrease in Net Assets Derived from Capital Share Transactions               (7,520,957)    (33,261,755)
                                                                           ------------    ------------
Net Decrease in Net Assets                                                   (2,761,632)    (54,094,381)
                                                                           ------------    ------------

Net Assets:
   Beginning of period                                                      103,164,736     157,259,117
                                                                           ------------    ------------
   End of period                                                           $100,403,104    $103,164,736
                                                                           ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.710    $13.940    $18.340     $19.750     $20.090      $17.860

Income (loss) from investment operations:
Net investment income (loss)(1)                                   0.022     (0.007)    (0.059)     (0.088)      0.047        0.121
Net realized and unrealized gain (loss) on investments            0.588     (2.223)    (4.341)     (1.322)     (0.114)       3.249
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.610     (2.230)    (4.400)     (1.410)     (0.067)       3.370
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Investment income                                                    --         --         --          --      (0.032)      (0.110)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
Return of capital                                                    --         --         --          --      (0.051)          --
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.273)      (1.140)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $12.320    $11.710    $13.940     $18.340     $19.750      $20.090
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   5.21%    (16.00%)   (23.99%)     (7.14%)     (0.42%)      19.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $38,616    $39,400    $59,125     $68,243    $137,034     $120,506
Ratio of expenses to average net assets                           1.50%      1.50%      1.72%       1.83%       1.37%        1.30%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.26%      2.12%      1.72%       1.83%       1.45%        1.40%
Ratio of net investment income (loss) to average net assets       0.39%     (0.04%)    (0.37%)     (0.46%)      0.22%        0.64%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.37%)    (0.66%)    (0.37%)     (0.46%)      0.14%        0.54%
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.370    $13.630    $18.050     $19.580     $19.980      $17.800

Income (loss) from investment operations:
Net investment loss(1)                                           (0.017)    (0.101)    (0.167)     (0.218)     (0.099)      (0.003)
Net realized and unrealized gain (loss) on investments            0.567     (2.159)    (4.253)     (1.312)     (0.111)       3.223
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.550     (2.260)    (4.420)     (1.530)     (0.210)       3.220
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --          --       (0.010)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.190)      (1.040)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $11.920    $11.370    $13.630     $18.050     $19.580      $19.980
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   4.84%    (16.58%)   (24.49%)     (7.81%)     (1.12%)      18.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $44,472    $46,964    $74,488     $70,920    $131,901      $82,927
Ratio of expenses to average net assets                           2.20%      2.20%      2.42%       2.53%       2.07%        2.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.96%      2.82%      2.42%       2.53%       2.15%        2.10%
Ratio of net investment loss to average net assets               (0.31%)    (0.74%)    (1.07%)     (1.16%)     (0.48%)      (0.06%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly      (1.07%)    (1.36%)    (1.07%)     (1.16%)     (0.56%)      (0.16%)
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.370    $13.620    $18.030     $19.560     $19.960      $17.790

Income (loss) from investment operations:
Net investment income (loss)(1)                                  (0.017)    (0.100)    (0.168)     (0.218)     (0.099)       0.002
Net realized and unrealized gain (loss) on investments            0.567     (2.150)    (4.242)     (1.312)     (0.111)       3.208
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.550     (2.250)    (4.410)     (1.530)     (0.210)       3.210
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --          --       (0.010)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.190)      (1.040)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $11.920    $11.370    $13.620     $18.030     $19.560      $19.960
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   4.93%    (16.59%)   (24.50%)     (7.77%)     (1.12%)      18.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $9,467     $9,580    $14,101     $14,005     $31,476      $20,141
Ratio of expenses to average net assets                           2.20%      2.20%      2.42%       2.53%       2.07%        2.00%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly             2.96%      2.82%      2.42%       2.53%       2.15%        2.10%
Ratio of net investment loss to average net assets               (0.31%)    (0.74%)    (1.07%)     (1.16%)     (0.48%)      (0.06%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly      (1.07%)    (1.36%)    (1.07%)     (1.16%)     (0.56%)      (0.16%)
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes.

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Devon Fund Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.860    $14.070    $18.450     $19.810     $20.140      $17.930

Income (loss) from investment operations:
Net investment income (loss)(1)                                   0.039      0.035     (0.011)     (0.031)      0.109        0.134
Net realized and unrealized gain (loss) on investments            0.591     (2.245)    (4.369)     (1.329)     (0.109)       3.281
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.630     (2.210)    (4.380)     (1.360)      0.000        3.415
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --      (0.057)      (0.175)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
Return of capital                                                    --         --         --          --      (0.083)          --
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.330)      (1.205)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $12.490    $11.860    $14.070     $18.450     $19.810      $20.140
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   5.31%    (15.71%)   (23.74%)     (6.86%)     (0.09%)      19.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $7,848     $7,221     $9,546     $13,985     $21,815      $10,482
Ratio of expenses to average net assets                           1.20%      1.20%      1.42%       1.53%       1.07%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         1.96%      1.82%      1.42%       1.53%       1.15%        1.10%
Ratio of net investment income (loss) to average net assets       0.69%      0.26%     (0.07%)     (0.16%)      0.52%        0.94%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (0.07%)    (0.36%)    (0.07%)     (0.16%)      0.44%        0.84%
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Notes                                                Delaware Devon Fund
  TO FINANCIAL STATEMENTS                            April 30, 2003 (Unaudited)


Delaware Group Equity Funds I (the "Trust") is organized as a Delaware business trust and offers two series: the Delaware Balanced Fund and the Delaware Devon Fund. These financial statements and the related notes pertain to the Delaware Devon Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charges that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,183 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $61. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.20% of average daily net assets of the Fund through October 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Institutional Class shares.

Notes                                                       Delaware Devon Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $ 37,228
Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC          $ 80,141
Other expenses payable to DMC and affiliates             $ 10,839

For the period ended April 30, 2003, DDLP earned $6,620 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $18,288,203 and sales of $25,395,072 of investment securities other than U.S. government securities and short-term cash investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $110,196,820. At April 30, 2003, net unrealized depreciation was $9,854,085, of which $3,433,148 related to unrealized appreciation of investments and $13,287,233 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends or distributions paid during the period ended April 30, 2003 and year ended October 31, 2002.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                   $ 177,692,469
Undistributed ordinary income                          15,028
Net realized capital losses on investments         (9,670,302)
Capital loss carryforwards                        (57,780,006)
Unrealized appreciation/depreciation
   of investments                                  (9,854,085)
                                                -------------
Net assets                                      $ 100,403,104
                                                =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,718,061 expires in 2006, $2,189,111 expires in 2007, $17,296,777 expires in 2008, $17,089,590 expires in 2009, and
$16,486,467 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                          Six Months      Year
                                             Ended        Ended
                                          (Unaudited)
                                            4/30/03      10/31/02
Shares sold:
   Class A                                   195,871       369,836
   Class B                                    96,534       280,673
   Class C                                    60,216       139,706
   Institutional Class                        63,066       288,214
                                          ----------    ----------
                                             415,687     1,078,429
                                          ----------    ----------
Shares repurchased:
   Class A                                  (426,195)   (1,247,217)
   Class B                                  (496,400)   (1,616,473)
   Class C                                  (108,608)     (331,915)
   Institutional Class                       (43,846)     (357,815)
                                          ----------    ----------
                                          (1,075,049)   (3,553,420)
                                          ----------    ----------
Net Decrease                                (659,362)   (2,474,991)
                                          ==========    ==========

For the periods ended April 30, 2003 and October 31, 2002, 18,585 Class B shares were converted to 18,020 Class A shares valued at $211,805 and 2,049 Class B shares were converted to 1,991 Class A shares valued at $24,196, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the period.

Notes                                                       Delaware Devon Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of securities on loan was $1,875,053. The securities on loan were collateralized by the following:

Description                                            Market Value
WACHOVIA BANK N.A
   1.595% 05/08/03                                    $   55,767.86
MORGAN STANLEY DEAN WITTER,DISCOVER
   1.41% 06/01/04                                         22,307.15
CANADIAN IMPERIAL BANK NY
   1.409502% 10/09/03                                     11,150.93
RACERS SERIES 2002-35-C
   1.609132% 04/15/04                                     55,522.90
GOLDMAN SACHS GROUP LP
   1.515% 07/14/03                                        78,075.01
MERRILL LYNCH MORTGAGE CAPITAL
   1.515% 05/06/03                                        55,767.86
WILMINGTON TRUST COMPANY
   1.259999% 07/21/03                                     55,939.81
FNMA
   1.294944% 01/29/04                                    557,657.79
BARCLAYS LONDON
   1.27% 06/17/03                                         89,347.77
BNP PARIBAS SECURITIES CORP.
   1.36% 05/01/03                                        904,920.41
                                                      -------------
                                                      $1,886,457.50
                                                      =============

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Devon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Devon Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                     Contact Information
Jude T. Driscoll                          Michael P. Bishof                       Investment Manager
Chairman                                  Senior Vice President and Treasurer     Delaware Management Company
Delaware Investments Family of Funds      Delaware Investments Family of Funds    Philadelphia, PA
Philadelphia, PA                          Philadelphia, PA
                                                                                  International Affiliate
Walter P. Babich                          Richelle S. Maestro                     Delaware International Advisers Ltd.
Board Chairman                            Senior Vice President,                  London, England
Citadel Construction Corporation          General Counsel and Secretary
King of Prussia, PA                       Delaware Investments Family of Funds    National Distributor
                                          Philadelphia, PA                        Delaware Distributors, L.P.
David K. Downes                                                                   Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                              Shareholder Servicing, Dividend
Philadelphia, PA                                                                  Disbursing and Transfer Agent
                                                                                  Delaware Service Company, Inc.
John H. Durham                                                                    2005 Market Street
Private Investor                                                                  Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                  For Shareholders
John A. Fry                                                                       800 523-1918
President
Franklin & Marshall College                                                       For Securities Dealers and Financial
Lancaster, PA                                                                     Institutions Representatives Only

Anthony D. Knerr                                                                  800 362-7500
Managing Director                                                                 Web site www.delawareinvestments.com
Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation St.
Paul, MN


(7812)                                                       Printed in the USA
SA-039 [4/03] VGR 6/03                                                    J9207

Item 2.  Code of Ethics

         Not applicable.

Item 3. Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Equity Funds I

By:     David K. Downes
Title:  President
Date:   July 9, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     David K. Downes
Title:  President
Date:   July 9, 2003

By:     Michael P. Bishof
Title:  Treasurer
Date:   July 9, 2003